Other current liabilities	12 Months Ended
Mar. 31, 2024
Other Current Liabilities
Other current liabilities

37. Other current liabilities

	March 31,
	2023	2024
Advance from customers	525,638	622,178
Statutory liabilities	41,239	68,323
Other liabilities	100,152	52,565
Total	667,029	743,066

Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.